UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811-09067

Kirr, Marbach Partners Funds, Inc.
(Exact name of registrant as specified in charter)

621 Washington Street
Columbus, Indiana 47201
(Address of principal executive offices) (Zip code)

Mark D. Foster
Kirr, Marbach & Company, LLC
621 Washington Street
Columbus, Indiana 47201
(Name and address of agent for service)

(812) 376-9444
Registrant's telephone number, including area code

Date of fiscal year end: September 30, 2014

Date of reporting period:  June 30, 2014

Item 1. Schedule of Investments.

KIRR, MARBACH PARTNERS
VALUE FUND

SCHEDULE OF INVESTMENTS
June 30, 2014 (UNAUDITED)

Number
of Shares		Value
	COMMON STOCKS - 93.3%

	Basic Materials - 11.6%
47,800	Innospec, Inc.	$2,063,526
31,397	LyondellBasell Industries NV - Class A	3,065,917
6,500	NewMarket Corp.	2,548,715
55,275	Taminco Corp. *	1,285,697
		8,963,855
	Communications - 15.0%
79,430	ARRIS Group, Inc. *	2,583,858
38,085	Knowles Corp. *	1,170,733
16,300	Liberty Media Corp. - Class A *	2,227,884
16,625	NeuStar, Inc. - Class A *	432,582
80,900	News Corporation- Class A *	1,451,346
12,120	Time Warner Cable, Inc. - Class A	1,785,276
22,820	Tribune Co. *	1,940,841
		11,592,520
	Consumer Cyclical - 8.0%
46,225	American Airlines Group, Inc. *	1,985,826
2,800	AutoZone, Inc. *	1,501,472
25,695	Dollar Tree, Inc. *	1,399,350
83,950	Pier 1 Imports, Inc.	1,293,669
		6,180,317
	Consumer Non Cyclical - 12.3%
55,280	Alere, Inc. *	2,068,578
13,100	Alliance Data Systems Corp. *	3,684,375
31,500	Ascent Capital Group, Inc. - Class A *	2,079,315
18,136	Covidien PLC	1,635,504
		9,467,772
	Energy - 3.6%
50,479	Rosetta Resources, Inc. *	2,768,773
	Financial - 10.9%
38,525	American International Group, Inc.	2,102,694
1,676	Markel Corp. *	1,098,853
53,550	Portfolio Recovery Associates, Inc. *	3,187,832
54,420	Voya Financial, Inc.	1,977,623
		8,367,002

	Industrial - 15.4%
15,763	Canadian Pacific Railway Ltd.	$2,855,310
33,060	EMCOR Group, Inc.	1,472,162
28,386	EnerSys	1,952,673
54,030	MasTec, Inc. *	1,665,204
19,891	Tyco International Ltd.	907,030
28,353	WABCO Holdings, Inc. *	3,028,667
		11,881,046
	Technology - 16.5%
49,000	Cognizant Technology Solutions Corp. - Class A	2,396,590
21,007	eBay, Inc. *	1,051,611
76,064	NCR Corp. *	2,669,086
35,520	Open Text Corp.	1,702,829
31,180	Oracle Corp.	1,263,725
67,390	Tessera Technologies, Inc.	1,487,971
59,940	Yahoo! Inc. *	2,105,692
		12,677,504

	TOTAL COMMON STOCKS (Cost $33,070,068)	71,898,789

	SHORT-TERM INVESTMENT - 6.8%
	Fidelity Institutional Money Market Portfolio, 0.04% **
5,220,744	(Cost $5,220,744)	5,220,744

	Total Investments (Cost $38,290,812) - 100.1%	77,119,533

	Other Assets and Liabilities, Net (0.1)%	(75,368)

	TOTAL NET ASSETS - 100.0%	$77,044,165

	* Non-income producing security.
	** Rate in effect as of June 30, 2014.

Summary of Fair Value Exposure

Generally accepted accounting principles ("GAAP") require disclosures regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or technique. These principles establish a three-tier fair value hierarchy for inputs used in measuring fair value.  Fair value inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the company has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly.  These inputs may include quoted prices for the identical instruments on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 - Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the company's own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of June 30, 2014, the Fund's investments in securities were classified as follows:

	Level 1	Level 2	Level 3	Total
Common Stocks	$71,898,789	$-	$-	$71,898,789
Short-Term Investment	5,220,744	-	-	5,220,744
Total Investments	$77,119,533	$-	$-	$77,119,533

Transfers between levels are recognized at the end of the reporting period. During the period ended June 30, 2014, the Fund recognized no transfers to/from Level 1 or Level 2.

The cost basis of investments for federal income tax purposes at June 30, 2014 was as follows*:

Kirr, Marbach Partners Value Fund

Cost of investments	$38,290,812

Gross unrealized appreciation	39,045,094
Gross unrealized depreciation	(216,373)
Net unrealized appreciation / (depreciation)	$38,828,721

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each President and Treasurer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Kirr, Marbach Partners Funds, Inc.

By (Signature and Title)  /s/ Mark Foster
                                            Mark Foster, President

Date  August 12, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Mark Foster
                                             Mark Foster, President

Date  August 12, 2014

By (Signature and Title)* /s/ Mickey Kim
                                              Mickey Kim, Treasurer

Date  August 12, 2014